Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Office building	$ 55,104	$ 51,638
Plant and machinery	12,168	11,483
Software application	7,521	7,731
Furniture, fixtures and equipment	3,316	4,068
Leasehold improvements	952	3,814
Motor vehicles	86	744
Property, Plant and Equipment, Gross, Total	79,147	79,478
Less: accumulated depreciation	(29,347)	(30,307)
Impairment of long-lived assets	(28)	(26)
Property, plant and equipment, net	49,772	49,145
Construction in progress	$ 84,696	$ 69,792